UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22472

RIVERNORTH OPPORTUNITIES FUND, INC.

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Christopher A. Moore

RiverNorth Opportunities Fund, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: July 31

Date of reporting period: October 31, 2018

Item 1 – Schedule of Investments.

RIVERNORTH OPPORTUNITIES FUND, INC.
STATEMENT OF INVESTMENTS
October 31, 2018 (Unaudited)

Description	Shares	Value (Note 2)
CLOSED-END FUNDS - COMMON SHARES (77.08%)
Aberdeen Emerging Markets Equity Income Fund, Inc.	150,750	$961,785
Aberdeen Total Dynamic Dividend Fund(a)	425,939	3,381,956
Advent Claymore Convertible Securities and Income Fund	55,445	772,349
Alliance California Municipal Income Fund, Inc.	43,577	573,909
AllianzGI Convertible & Income 2024 Target Term Fund	211,000	1,871,570
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	142,484	1,709,808
BlackRock Municipal 2030 Target Term Trust	13,713	273,986
BlackRock Resources & Commodities Strategy Trust	56,493	447,990
BrandywineGLOBAL Global Income Opportunities Fund, Inc.	161,542	1,662,267
China Fund, Inc.	14,244	241,863
Clough Global Opportunities Fund(a)	274,478	2,624,010
Cornerstone Strategic Value Fund, Inc.	252,559	3,096,373
Cornerstone Total Return Fund, Inc.	121,363	1,463,638
Delaware Enhanced Global Dividend & Income Fund	417,062	4,083,037
Eagle Growth & Income Opportunities Fund	136,249	1,946,998
Eaton Vance Limited Duration Income Fund	112,580	1,382,482
Eaton Vance Senior Income Trust	24,151	150,219
Franklin Limited Duration Income Trust	24,148	224,576
High Income Securities Fund	72,005	675,407
Highland Floating Rate Opportunities Fund(a)	226,442	3,487,207
India Fund, Inc.	36,732	735,007
Invesco High Income Trust II	236,908	3,188,782
Invesco Senior Income Trust	503,034	2,082,561
Kayne Anderson MLP/Midstream Investment Co.	115,689	1,848,710
Lazard World Dividend & Income Fund, Inc.	164,462	1,468,646
Madison Covered Call & Equity Strategy Fund	172,724	1,279,885
Morgan Stanley Emerging Markets Debt Fund, Inc.	198,598	1,654,321
Morgan Stanley Emerging Markets Fund, Inc.	138,888	2,222,208
NexPoint Credit Strategies Fund	111,900	2,417,040
Nuveen California Quality Municipal Income Fund	31,290	386,432
Nuveen Credit Strategies Income Fund	123,844	948,645
Nuveen Emerging Markets Debt 2022 Target Term Fund	123,269	934,379
Nuveen Intermediate Duration Quality Municipal Term Fund	70,062	840,744
Nuveen Mortgage Opportunity Term Fund	83,408	1,983,442
Nuveen Mortgage Opportunity Term Fund 2(a)	135,912	3,136,169
PGIM Global Short Duration High Yield Fund, Inc.	355,260	4,717,853
PGIM Short Duration High Yield Fund, Inc.(a)	34,925	471,488
PIMCO Dynamic Credit Income Fund	3,540	80,429
Special Opportunities Fund, Inc.	33,050	449,480
Sprott Focus Trust, Inc.	130,097	872,951
Templeton Emerging Markets Income Fund	285,442	2,757,370
Templeton Global Income Fund	330,581	2,013,238
Tortoise MLP Fund, Inc.	152,832	2,197,724
Virtus Total Return Fund, Inc.(a)	123,921	1,147,508
Voya Prime Rate Trust	381,115	1,821,730
Western Asset Global High Income Fund, Inc.	54,693	473,641

TOTAL CLOSED-END FUNDS
(Cost $78,569,515)		73,161,813

BUSINESS DEVELOPMENT COMPANIES - COMMON SHARES (5.31%)
Barings BDC, Inc.(a)	241,159	2,406,767
Garrison Capital, Inc.	224,848	1,783,044
OHA Investment Corp.	601,728	854,454

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $6,446,957)		5,044,265

Description	Shares	Value (Note 2)
BUSINESS DEVELOPMENT COMPANY NOTES - PREFERRED SHARES (6.97%)
Capital Southwest Corp., 5.95%, 12/15/2022	29,239	742,086
KCAP Financial, Inc., 6.13%, 9/30/2022	14,220	355,784
Monroe Capital Corp., 5.75%, 10/31/2023	40,002	988,049
OFS Capital Corp., 6.50%, 10/31/2025	13,163	325,653
Oxford Square Capital Corp., 6.50%, 3/30/2024	77,272	1,947,254
Stellus Capital Investment Corp., 5.75%, 9/15/2022	12,767	320,452
THL Credit, Inc., 6.75%, 12/30/2022	25,673	649,014
THL Credit, Inc., 6.13%, 10/30/2023	37,786	954,134
TriplePoint Venture Growth BDC Corp., 5.75%, 7/15/2022	13,316	332,367

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $6,579,012)		6,614,793

SPECIAL PURPOSE ACQUISITION COMPANIES - COMMON SHARES (12.30%)
Alberton Acquisition Corp.(b)	22,730	228,437
Allegro Merger Corp.(b)	24,649	236,507
Big Rock Partners Acquisition Corp.(b)	35,482	358,368
Bison Capital Acquisition Corp.(b)	22,246	236,030
Black Ridge Acquisition Corp.(b)	24,390	239,998
ChaSerg Technology Acquisition Corp.(b)	16,106	160,416
Churchill Capital Corp.(b)	11,986	121,418
CM Seven Star Acquisition Corp.(b)	32,478	325,754
Constellation Alpha Capital Co.(b)	15,886	160,449
DD3 Acquisition Corp.(b)	48,831	487,822
Draper Oakwood Technology Acquisition, Inc., Class A(b)	13,212	147,116
Edtechx Holdings Acquisition Corp.(b)	16,106	160,899
Far Point Acquisition Corp., Class A(b)	5,103	49,244
Graf Industrial Corp.(b)	47,967	480,629
Greenland Acquisition Corp.(b)	23,749	241,171
Haymaker Acquisition Corp.(b)	1	10
Haymaker Acquisition Corp., Class A(b)	51,090	505,791
HL Acquisitions Corp.(b)	30,748	293,951
Industrea Acquisition Corp., Class A(b)	16,655	170,214
KBL Merger Corp. IV(b)	20,375	205,788
Legacy Acquisition Corp., Class A(b)	29,594	287,654
Leisure Acquisition Corp.(b)	56,828	552,936
LF Capital Acquisition Corp., Class A(b)	33,437	320,828
Longevity Acquisition Corp.(b)	24,043	244,036
Megalith Financial Acquisition Corp.(b)	35,972	361,698
Modern Media Acquisition Corp.(b)	20,850	211,419
One Madison Corp., Class A(b)	75,084	729,817
Pensare Acquisition Corp.(b)	38,862	388,620
Pure Acquisition Corp.(b)	42,171	412,011
Tenzing Acquisition Corp.(b)	29,977	304,267
Thunder Bridge Acquisition, Ltd., Class A(b)	50,206	488,002
TKK Symphony Acquisition Corp.(b)	72,356	729,710
Tottenham Acquisition I, Ltd.(b)	24,729	239,995
Trident Acquisitions Corp.(b)	50,476	495,674
Trinity Merger Corp., Class A(b)	20,397	201,114
Twelve Seas Investment Co.(b)	45,379	438,815
VectoIQ Acquisition Corp.(b)	47,906	458,940

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES
(Cost $11,328,726)		11,675,548

RIGHTS (0.15%)
Allegro Merger Corp., Expires 01/07/2025	24,649	9,793
Big Rock Partners Acquisition Corp., Expires 12/31/2049	35,482	17,741

Description	Shares	Value (Note 2)
Bison Capital Acquisition Corp., Expires 07/18/2022	22,246	$8,959
Black Ridge Acquisition Corp., Expires 10/25/2022	12,194	4,318
CM Seven Star Acquisition Corp., Expires 11/06/2019	32,478	9,743
Constellation Alpha Capital Co., Expires 03/23/2024	15,886	5,401
Draper Oakwood Technology Acquisition, Inc., Expires 09/30/2024	13,212	5,947
Greenland Acquisition Corp., Expires 07/27/2023	23,749	12,468
HL Acquisitions Corp., Expires 07/19/2023(c)	30,748	12,914
KBL Merger Corp. IV, Expires 07/01/2023	20,375	10,150
Modern Media Acquisition Corp., Expires 06/07/2022	20,850	8,027
Pensare Acquisition Corp., Expires 08/08/2022	38,862	14,573
Tottenham Acquisition I, Ltd., Expires 12/31/2049(c)	24,729	9,892
Twelve Seas Investment Co., Expires 07/14/2023	45,379	16,563

TOTAL RIGHTS
(Cost $131,664)		146,489

WARRANTS (0.45%)
Allegro Merger Corp., Strike Price $11.50, Expires 01/07/2025	24,649	8,874
Big Rock Partners Acquisition Corp., Strike Price $11.50, Expires 12/01/2022	17,741	7,096
Bison Capital Acquisition Corp., Strike Price $11.50, Expires 07/18/2022	11,123	5,283
Black Ridge Acquisition Corp., Strike Price $11.50, Expires 10/25/2022	32,819	11,815
CM Seven Star Acquisition Corp., Strike Price $11.50, Expires 08/21/2022	16,239	7,308
Constellation Alpha Capital Co., Strike Price $11.50, Expires 03/23/2024	15,886	2,707
Draper Oakwood Technology Acquisition, Inc., Strike Price $11.50, Expires 09/30/2024	6,606	2,708
Falcon Minerals Corp., Strike Price $11.50, Expires 08/15/2022	9,674	15,865
Far Point Acquisition Corp., Strike Price $11.50, Expires 06/01/2025	1,701	2,722
Greenland Acquisition Corp., Strike Price $11.50, Expires 07/27/2023	23,749	5,775
Haymaker Acquisition Corp., Strike Price $11.50, Expires 11/17/2022	25,545	27,972
HL Acquisitions Corp., Strike Price $11.50, Expires 07/19/2023	30,748	11,378
I-AM Capital Acquisition Co., Strike Price $11.50, Expires 10/09/2022	16,748	4,522
Industrea Acquisition Corp., Strike Price $11.50, Expires 08/01/2024	16,655	15,656
KBL Merger Corp. IV, Strike Price $5.75, Expires 07/01/2023	20,375	4,482
Legacy Acquisition Corp., Strike Price $5.75, Expires 12/01/2022	29,594	12,577
Leisure Acquisition Corp., Strike Price $11.50, Expires 12/28/2022	28,414	26,993
LF Capital Acquisition Corp., Strike Price $11.50, Expires 06/27/2023	33,437	13,965
Modern Media Acquisition Corp., Strike Price $11.50, Expires 06/07/2022	10,425	4,170
National Energy Services Reunited Corp., Strike Price $11.50, Expires 06/06/2022	20,850	38,781
NRC Group Holdings Corp., Strike Price $11.50, Expires 06/15/2024	22,293	26,529
One Madison Corp., Strike Price $11.50, Expires 02/23/2023	37,542	40,921
Pensare Acquisition Corp., Strike Price $11.50, Expires 08/08/2022	19,431	7,772

Description	Shares	Value (Note 2)
Pure Acquisition Corp., Strike Price $11.50, Expires 04/17/2023	21,085	$28,465
Thunder Bridge Acquisition, Ltd., Strike Price $11.50, Expires 07/18/2022	50,206	23,095
Tottenham Acquisition I, Ltd., Strike Price $11.50, Expires 06/06/2025	24,729	5,193
Trident Acquisitions Corp., Strike Price $11.50, Expires 06/14/2021	50,476	14,638
Trinity Merger Corp., Strike Price $11.50, Expires 06/01/2023	20,397	9,383
Twelve Seas Investment Co., Strike Price $11.50, Expires 07/14/2023	45,379	15,883
VectoIQ Acquisition Corp., Strike Price $11.50, Expires 06/12/2023	47,906	28,025

TOTAL WARRANTS
(Cost $357,566)		430,553

	7-Day Yield	Shares	Value
SHORT-TERM INVESTMENTS - COMMON SHARES (4.90%)
State Street Institutional Treasury Money Market Fund	2.089%	4,650,849	4,650,849

TOTAL SHORT-TERM INVESTMENTS
(Cost $4,650,849)			4,650,849

TOTAL INVESTMENTS (107.16%)
(Cost $108,064,289)			$101,724,310

Liabilities in Excess of Other Assets (-7.16%)			(6,807,308)
NET ASSETS (100.00%)			$94,917,002

SCHEDULE OF SECURITIES SOLD SHORT
Description	Shares	Value
EXCHANGE-TRADED FUNDS - COMMON SHARES (-4.76%)
Alerian MLP ETF	(101,583)	$(997,545)
SPDR® Bloomberg Barclays High Yield Bond ETF	(100,000)	(3,516,000)

TOTAL EXCHANGE-TRADED FUNDS		(4,513,545)

TOTAL SECURITIES SOLD SHORT
(Proceeds $4,737,847)		$(4,513,545)

(a)	All or a portion of the security is pledged as collateral for securities sold short. As of October 31, 2018, the aggregate market value of those securities was $11,352,863 representing 11.96% of net assets.
(b)	Non-income producing security.
(c)	Security determined to be fair valued under the procedures approved by the Fund’s Board of Directors.

See Notes to Quarterly Statement of Investments.

RiverNorth Opportunities Fund, Inc.

Notes to Quarterly Statement of Investments

October 31, 2018 (Unaudited)

1. ORGANIZATION

RiverNorth Opportunities Fund, Inc. (the “Fund”) is a Maryland corporation registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Effective July 18, 2018, the Board of Directors (the “Board”) approved changing the fiscal year-end of the Fund from October 31 to July 31.

The Fund’s investment objective is total return consisting of capital appreciation and current income. The Fund seeks to achieve its investment objective by pursuing a tactical asset allocation strategy and opportunistically investing under normal circumstances in closed-end funds and exchange-traded funds (“ETFs” and collectively, “Underlying Funds”). Underlying Funds also may include business development companies (“BDCs”) and special purpose acquisition companies (“SPACs”). All Underlying Funds are registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund incurs higher and additional expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices or operations of the Underlying Funds. To the extent that the Fund invests in one or more Underlying Funds that concentrate in a particular industry, the Fund would be vulnerable to factors affecting that industry and the concentrating Underlying Funds’ performance, and that of the Fund, may be more volatile than Underlying Funds that do not concentrate. In addition, one Underlying Fund may purchase a security that another Underlying Fund is selling.

Under normal circumstances, the Fund intends to maintain long positions in Underlying Funds, but may engage in short sales for investment purposes. When the Fund engages in a short sale, it sells a security it does not own and, to complete the sale, borrows the same security from a broker or other institution. The Fund may benefit from a short position when the shorted security decreases in value.

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates: The Statement of Investments is prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect reported amounts and disclosures in the Statement of Investments during the period reported. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Statement of Investments may differ from the value the Fund ultimately realizes upon sale of the securities. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The Statement of Investments has been prepared as of the close of the New York Stock Exchange (“NYSE”) on October 31, 2018.

Portfolio Valuation: The net asset value per common share of the Fund is determined daily, on each day that the NYSE is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. New York time). The Fund’s net asset value per common share is calculated by dividing the value of the Fund’s total assets, less its liabilities by the number of shares outstanding.

The Board has established the following procedures for valuation of the Fund’s assets under normal market conditions. Marketable securities listed on foreign or U.S. securities exchanges generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and ask prices on the exchange where such securities are primarily traded. If the independent primary or secondary pricing service is unable to provide a price for a security, if the price provided by the independent primary or secondary pricing service is deemed unreliable, or if events occurring after the close of the market for a security but before the time as of which the Fund values its common shares would materially affect net asset value, such security will be valued at its fair value as determined in good faith under procedures approved by the Board.

When applicable, fair value of an investment is determined by the Fund’s Fair Valuation Committee as a designee of the Board. In fair valuing the Fund’s investments, consideration is given to several factors, which may include, among others, the following: the fundamental business data relating to the issuer, borrower, or counterparty; an evaluation of the forces which influence the market in which the investments are purchased and sold; the type, size and cost of the investment; the information as to any transactions in or offers for the investment; the price and extent of public trading in similar securities (or equity securities) of the issuer, or comparable companies; the coupon payments, yield data/cash flow data; the quality, value and saleability of collateral, if any, securing the investment; the business prospects of the issuer, borrower, or counterparty, as applicable, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer’s, borrower’s, or counterparty’s management; the prospects for the industry of the issuer, borrower, or counterparty, as applicable, and multiples (of earnings and/or cash flow) being paid for similar businesses in that industry; one or more independent broker quotes for the sale price of the portfolio security; and other relevant factors.

Securities Transactions and Investment Income: Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the specific identification method for both financial reporting and tax purposes.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2018:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed-End Funds	$73,161,813	$–	$–	$73,161,813
Business Development Companies	5,044,265	–	–	5,044,265
Business Development Company Notes	6,614,793	–	–	6,614,793
Special Purpose Acquisition Companies	11,675,548	–	–	11,675,548
Rights	123,683	22,806	–	146,489
Warrants	430,553	–	–	430,553
Short-Term Investments	4,650,849	–	–	4,650,849
Total	$101,701,504	$22,806	$–	$101,724,310
Other Financial Instruments
Liabilities:
Securities Sold Short
Exchange-Traded Funds	$(4,513,545)	$–	$–	$(4,513,545)
Total	$(4,513,545)	$–	$–	$(4,513,545)

The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value, and there were no transfers into or out of Level 3, during the period.

Short Sale Risks: The Fund and the Underlying Funds may engage in short sales. A short sale is a transaction in which a fund sells a security it does not own in anticipation that the market price of that security will decline. To establish a short position, a fund must first borrow the security from a broker or other institution. The fund may not always be able to borrow a security at a particular time or at an acceptable price. Accordingly, there is a risk that a fund may be unable to implement its investment strategy due to the lack of available securities or for other reasons. After selling a borrowed security, a fund is obligated to “cover” the short sale by purchasing and returning the security to the lender at a later date. The Fund and the Underlying Funds cannot guarantee that the security will be available at an acceptable price. Positions in shorted securities are speculative and more risky than long positions (purchases) in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce a fund’s return.

Special Purpose Acquisition Company Risk: The Fund may invest in special purpose acquisition companies (“SPACs”). SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less an amount to cover expenses) in U.S. Government securities, money market fund securities and cash. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Certain SPACs may seek acquisitions only in limited industries or regions. If an acquisition that meets the requirements for the SPAC is not completed within a predetermined period of time, the invested funds are returned to the entity’s shareholders. Investments in SPACs may be illiquid and/or be subject to restrictions on resale.

Item 2 – Controls and Procedures.

(a)	The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RIVERNORTH OPPORTUNITIES FUND, INC.

By:	/s/ Jeremy O. May
Jeremy O. May
President (Principal Executive Officer)

Date:	December 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeremy O. May
Jeremy O. May
President (Principal Executive Officer)

Date:	December 27, 2018

By:	/s/ Kathryn A. Burns
Kathryn A. Burns
Treasurer (Principal Financial Officer)

Date:	December 27, 2018